Angel Oak Strategic Credit Fund
3344 Peachtree Road NE, Suite 1725 | Atlanta, Georgia 30326

June 5, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-4720

Re:    Angel Oak Strategic Credit Fund (the “Fund”)
File Nos. 333-220480 and 811-23289

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Fund certifies that the forms of Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 4 to the Fund’s Registration Statement on Form N‑2, which was electronically filed with the Securities and Exchange Commission on May 31, 2019, and became effective on May 31, 2019.

Please direct any inquiries regarding this filing to me at (404) 953-4900. Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Dory Black
Dory Black
President